UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares or
Face Amount				Value
	COMMON STOCKS - 95.80%
	Consumer Discretionary - 27.48%
	Hotels, Restaurants & Leisure - 10.08%
30,726	McCormick & Schmick's Seafood Restaurants, Inc. (a)			$738,653
73,100	Morton's Restaurant Group, Inc. (a)			1,217,115
16,600	Orient-Express Hotels Ltd. - Class A			785,512
15,400	Steiner Leisure Ltd. (a)			700,700
65,200	Sunterra Corp. (a)			785,660
84,000	Trump Entertainment Resorts, Inc. (a)			1,532,160
				5,759,800

	Leisure Equipment & Products - 3.64%
37,600	MarineMax, Inc. (a)			974,968
77,900	Monaco Coach Corp.			1,103,064
				2,078,032
	Multiline Retail - 1.83%
67,400	Tuesday Morning Corp.			1,048,070

	Specialty Retail - 7.48%
51,300	A.C. Moore Arts & Crafts, Inc. (a)			1,111,671
54,750	Cache, Inc. (a)			1,381,890
95,600	Golf Galaxy, Inc. (a)			1,781,984
				4,275,545

	Textiles, Apparel & Luxury Goods - 4.45%
81,300	The Dixie Group, Inc. (a)			1,027,632
23,000	Oxford Industries, Inc.			1,141,950
24,200	True Religion Apparel, Inc. (a)			370,502
				2,540,084
	Total Consumer Discretionary			15,701,531

	Financials - 11.32%
	Capital Markets - 2.98%
61,316	Sanders Morris Harris Group, Inc.			783,005
43,600	Thomas Weisel Partners Group, Inc. (a)			919,960
				1,702,965

	Commercial Banks - 1.98%
24,100	Boston Private Financial Holdings, Inc.			679,861
10,800	PrivateBancorp, Inc.			449,604
				1,129,465

	Diversified Financial Services - 6.36%
29,700	Cohen & Steers, Inc.			1,193,049
25,000	Hennessy Advisors, Inc.			575,000
137,500	MarketAxess Holdings, Inc. (a)			1,865,875
				3,633,924
	Total Financials			6,466,354

	Health Care - 27.22%
	Biotechnology - 2.97%
47,000	AtheroGenics, Inc. (a)			465,770
51,000	LifeCell Corp. (a)			1,231,140
				1,696,910

	Health Care Equipment & Supplies - 18.11%
122,100	Align Technology, Inc. (a)			1,705,737
61,600	AngioDynamics, Inc. (a)			1,323,784
778,300	CardioDynamics International Corp. (a)			809,432
48,100	ev3, Inc. (a)			828,763
90,500	Lifecore Biomedical, Inc. (a)			1,613,615
34,750	Meridian Bioscience, Inc.			852,418
55,400	Merit Medical Systems, Inc. (a)			877,536
46,000	Molecular Devices Corp. (a)			969,220
41,600	Neurometrix, Inc. (a)			620,256
66,300	Spectranetics Corp. (a)			748,527
				10,349,288

	Health Care Providers & Services - 6.14%
48,800	ICON PLC, ADR (a)			1,839,760
23,800	MWI Veterinary Supply, Inc. (a)			768,740
35,600	PRA International (a)			899,612
				3,508,112
	Total Health Care			15,554,310

	Industrials - 14.55%
	Commercial Services & Supplies - 14.55%
28,000	Capella Education Company (a)			679,000
77,958	Clayton Holdings, Inc. (a)			1,458,594
23,700	CRA International, Inc. (a)			1,241,880
151,900	Educate, Inc. (a)			1,081,528
22,100	First Advantage Corp. - Class A (a)			507,416
30,800	FirstService Corp. (a)			711,480
40,000	Heidrick & Struggles International, Inc. (a)			1,694,400
56,300	Hudson Highland Group, Inc. (a)			939,084
	Total Industrials			8,313,382

	Information Technology - 15.23%
	Electronic Equipment & Instruments - 4.44%
67,500	DTS, Inc. (a)			1,632,825
41,700	Measurement Specialties, Inc. (a)			902,388
				2,535,213

	Internet Software & Services - 4.12%
56,700	eCollege.com, Inc. (a)			887,355
62,900	Jupitermedia Corp. (a)			498,168
64,800	LoopNet, Inc. (a)			970,704
				2,356,227

	Semiconductor & Semiconductor Equipment - 1.63%
85,841	Entegris, Inc. (a)			928,800

	Software - 5.04%
55,700	Neoware Systems, Inc. (a)			735,797
78,300	Packeteer, Inc. (a)			1,064,880
36,100	PDF Solutions, Inc. (a)			521,645
17,100	THQ, Inc. (a)			556,092
				2,878,414
	Total Information Technology			8,698,654

	TOTAL COMMON STOCKS			54,734,231
	(Cost $43,903,848)

	SHORT TERM INVESTMENTS - 4.40%
	Investment Company - 1.72%
982,956	SEI Daily Income Trust Treasury II Fund - Class B			982,956
	Total Investment Companies			982,956

	U.S. Treasury Obligation - 2.68%
	Public Finance, Taxation, And Monetary Policy - 2.68%
$1,535,000	5.075%, 01/11/2007			1,533,225
	Total U.S. Treasury Obligation			1,533,225

	TOTAL SHORT TERM INVESTMENTS (Cost $2,516,181)			2,516,181

	Total Investments (Cost $46,420,029) - 100.20%			57,250,412

	Liabilities in Excess of Other Assets - (0.20)%			(114,156)

	TOTAL NET ASSETS - 100.00%			$57,136,256

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a) Non-Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments		$46,420,029
	Gross unrealized appreciation		12,723,165
	Gross unrealized depreciation		(1,892,782)
	Net unrealized appreciation		$10,830,383

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares or
Face Amount				Value
	COMMON STOCKS - 97.13%
	Consumer Discretionary - 27.92%
	Auto Components - 3.56%
106,000	Autoliv, Inc.			$6,391,800
446,800	Gentex Corp.			6,952,208
				13,344,008

	Hotels, Restaurants & Leisure - 6.05%
67,900	Harrah's Entertainment, Inc.			5,616,688
128,475	Life Time Fitness, Inc. (a)			6,232,322
155,300	Penn National Gaming, Inc. (a)			6,463,586
105,800	Royal Caribbean Cruises Ltd.			4,378,004
				22,690,600

	Leisure Equipment & Products - 0.88%
102,800	Brunswick Corp.			3,279,320

	Media - 1.79%
647,200	EMI Group PLC, ADR			6,713,276

	Specialty Retail - 13.10%
80,100	Abercrombie & Fitch Co. - Class A			5,577,363
146,861	Barnes & Noble, Inc.			5,831,851
189,000	Chico's FAS, Inc. (a)			3,910,410
234,500	PETsMART, Inc.			6,767,670
238,500	Talbots, Inc.			5,747,850
157,100	Tiffany & Co.			6,164,604
327,700	Urban Outfitters, Inc. (a)			7,546,931
73,600	Weight Watchers International, Inc.			3,866,208
116,900	Williams-Sonoma, Inc.			3,675,336
				49,088,223

	Textiles, Apparel & Luxury Goods - 2.54%
34,900	Mohawk Industries, Inc. (a)			2,612,614
88,800	Polo Ralph Lauren Corp.			6,896,208
				9,508,822
	Total Consumer Discretionary			104,624,249

	Financials - 9.53%
	Capital Markets - 1.93%
114,175	A.G. Edwards, Inc.			7,226,136

	Diversified Financial Services - 7.60%
330,700	Janus Capital Group, Inc.			7,139,813
61,950	Legg Mason, Inc.			5,888,347
232,100	Morningstar, Inc. (a)			10,456,105
114,000	T. Rowe Price Group, Inc.			4,989,780
				28,474,045
	Total Financials			35,700,181

	Health Care - 28.04%
	Biotechnology - 4.80%
265,400	Amylin Pharmaceuticals, Inc. (a)			9,572,978
259,900	MedImmune, Inc. (a)			8,412,963
				17,985,941

	Health Care Equipment & Supplies - 7.37%
92,800	Dade Behring Holdings, Inc.			3,694,368
72,000	Millipore Corp. (a)			4,795,200
463,300	Qiagen N.V. (a)			7,009,729
80,050	Sigma-Aldrich Corp.			6,221,486
120,300	Waters Corp. (a)			5,891,091
				27,611,874

	Health Care Providers & Services - 6.82%
215,800	Charles River Laboratories International, Inc. (a)			9,333,350
333,600	IMS Health, Inc.			9,167,328
219,900	Pharmaceutical Product Development, Inc.			7,085,178
				25,585,856

	Pharmaceuticals - 9.05%
161,600	Barr Pharmaceuticals, Inc. (a)			8,099,392
289,900	Endo Pharmaceuticals Holdings, Inc. (a)			7,995,442
240,600	Medicis Pharmaceutical Corp. - Class A			8,452,278
151,600	Shire Pharmaceuticals PLC, ADR			9,362,816
				33,909,928
	Total Health Care			105,093,599

	Industrials - 9.20%
	Commercial Services & Supplies - 9.20%
115,800	ChoicePoint Inc. (a)			4,560,204
230,000	DeVry, Inc.			6,440,000
379,400	Hewitt Associates, Inc. - Class A (a)			9,769,550
202,100	Iron Mountain, Inc. (a)			8,354,814
114,500	Monster Worldwide, Inc. (a)			5,340,280
	Total Industrials			34,464,848

	Information Technology - 22.44%
	Communications Equipment - 1.61%
108,000	Garmin Ltd.			6,011,280

	Electronic Equipment & Instruments - 1.52%
232,200	Jabil Circuit, Inc.			5,700,510

	IT Services - 2.03%
189,700	CheckFree Corp. (a)			7,618,352

	Semiconductor & Semiconductor Equipment - 7.63%
373,800	Altera Corp. (a)			7,356,384
108,300	KLA-Tencor Corp.			5,387,925
204,100	National Semiconductor Corp.			4,633,070
249,600	Novellus Systems, Inc. (a)			8,591,232
60,900	SanDisk Corp. (a)			2,620,527
				28,589,138

	Software - 9.65%
534,400	BEA Systems, Inc. (a)			6,722,752
211,450	Cadence Design Systems, Inc. (a)			3,787,070
202,600	Citrix Systems, Inc. (a)			5,480,330
121,000	F5 Networks, Inc. (a)			8,979,410
487,100	Red Hat, Inc. (a)			11,203,300
				36,172,862
	Total Information Technology			84,092,142

	TOTAL COMMON STOCKS (Cost $304,879,223)			363,975,019

	SHORT TERM INVESTMENTS- 2.90%
	Investment Company - 0.28%
1,050,560	SEI Daily Income Trust Treasury II Fund - Class B			1,050,560
	Total Investment Companies			1,050,560

	U.S. Treasury Obligations - 2.62%
	Public Finance, Taxation, And Monetary Policy - 2.62%
$5,161,000	5.100%, 01/04/2007			5,159,073
4,676,000	5.075%, 01/11/2007			4,670,590
	Total U.S. Treasury Obligations			9,829,663

	TOTAL SHORT TERM INVESTMENTS (Cost $10,880,223)			10,880,223

	Total Investments (Cost $315,759,446) - 100.03%			374,855,242

	Liabilities in Excess of Other Assets - (0.03)%			(104,112)

	TOTAL NET ASSETS - 100.00%			$374,751,130

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a) Non-Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments		$315,759,446
	Gross unrealized appreciation		68,097,764
	Gross unrealized depreciation		(9,001,968)
	Net unrealized appreciation		$59,095,796

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares or
Face Amount				Value
	COMMON STOCKS - 94.42%
	Consumer Discretionary - 1.47%
	Internet & Catalog Retail - 1.47%
65,700	eBay, Inc. (a)			$1,975,599
	Total Consumer Discretionary			1,975,599

	Health Care - 36.41%
	Biotechnology - 6.66%
68,600	Amylin Pharmaceuticals, Inc. (a)			2,474,402
83,600	AtheroGenics, Inc. (a)			828,476
20,400	Gilead Sciences, Inc. (a)			1,324,572
98,200	LifeCell Corp. (a)			2,370,548
59,800	MedImmune, Inc. (a)			1,935,726
				8,933,724

	Health Care Equipment & Supplies - 13.70%
133,100	Align Technology, Inc. (a)			1,859,407
71,900	American Medical Systems Holdings, Inc. (a)			1,331,588
19,200	C.R. Bard, Inc.			1,593,024
107,700	ev3, Inc. (a)			1,855,671
63,550	Immucor, Inc. (a)			1,857,566
47,400	Mentor Corp.			2,316,438
79,200	Neurometrix, Inc. (a)			1,180,872
132,500	Qiagen N.V. (a)			2,004,725
17,100	Sigma-Aldrich Corp.			1,329,012
32,700	Varian Medical Systems, Inc. (a)			1,555,539
30,900	Waters Corp. (a)			1,513,173
				18,397,015

	Health Care Providers & Services - 5.84%
43,900	Charles River Laboratories International, Inc. (a)			1,898,675
25,900	Covance, Inc. (a)			1,525,769
79,400	IMS Health, Inc.			2,181,912
69,100	Pharmaceutical Product Development, Inc.			2,226,402
				7,832,758

	Pharmaceuticals - 10.21%
25,600	Abbott Laboratories			1,246,976
48,900	Barr Pharmaceuticals, Inc. (a)			2,450,868
24,500	Bayer AG, ADR			1,307,320
62,700	Medicis Pharmaceutical Corp. - Class A			2,202,651
84,700	Schering-Plough Corp.			2,002,308
23,400	Shire Pharmaceuticals Group PLC, ADR			1,445,184
38,800	Teva Pharmaceutical Industries, Ltd., ADR			1,205,904
36,300	Wyeth			1,848,396
				13,709,607
	Total Health Care			48,873,104

	Industrials - 3.62%
	Commercial Services & Supplies - 3.62%
137,600	Hewitt Associates, Inc. - Class A (a)			3,543,200
28,200	Monster Worldwide, Inc. (a)			1,315,248
	Total Industrials			4,858,448

	Information Technology - 52.92%
	Communications Equipment - 8.28%
102,800	Adtran, Inc.			2,333,560
84,400	Cisco Systems, Inc. (a)			2,306,652
107,100	Corning, Inc. (a)			2,003,841
124,000	Motorola, Inc.			2,549,440
94,700	Nokia OYJ, ADR			1,924,304
				11,117,797

	Computers & Peripherals - 1.41%
142,800	EMC Corp. (a)			1,884,960

	Electronic Equipment & Instruments - 7.75%
56,800	Dolby Laboratories, Inc. - Class A (a)			1,761,936
134,600	Jabil Circuit, Inc.			3,304,430
69,500	Molex, Inc.			2,198,285
57,650	National Instruments Corp.			1,570,386
30,900	Trimble Navigation Ltd. (a)			1,567,557
				10,402,594
	Internet Software & Services - 2.42%
20,000	Equinix, Inc. (a)			1,512,400
67,800	Yahoo!, Inc. (a)			1,731,612
				3,244,012
	IT Services - 1.70%
56,800	CheckFree Corp. (a)			2,281,088

	Semiconductor & Semiconductor Equipment - 19.85%
111,150	Altera Corp. (a)			2,187,432
34,200	Analog Devices, Inc.			1,124,154
102,400	Applied Materials, Inc.			1,889,280
108,100	Cabot Microelectronics Corp. (a)			3,668,914
99,100	Cree, Inc. (a)			1,716,412
120,700	Entegris, Inc. (a)			1,305,974
50,100	FormFactor, Inc. (a)			1,866,225
86,150	Intel Corp.			1,744,537
88,850	Maxim Integrated Products, Inc.			2,720,587
44,200	Microchip Technology, Inc.			1,445,340
81,600	MKS Instruments, Inc. (a)			1,842,528
55,200	Novellus Systems, Inc. (a)			1,899,984
145,500	Semtech Corp. (a)			1,901,685
46,300	Texas Instruments, Inc.			1,333,440
				26,646,492

	Software - 11.51%
123,600	BEA Systems, Inc. (a)			1,554,888
63,650	Cadence Design Systems, Inc. (a)			1,139,972
58,400	Citrix Systems, Inc. (a)			1,579,720
20,400	F5 Networks, Inc. (a)			1,513,884
53,700	Manhattan Associates, Inc. (a)			1,615,296
67,900	Microsoft Corp.			2,027,494
86,300	Oracle Corp. (a)			1,479,182
116,200	Red Hat, Inc. (a)			2,672,600
89,700	Symantec Corp. (a)			1,870,245
				15,453,281
	Total Information Technology			71,030,224

	TOTAL COMMON STOCKS (Cost $108,071,050)			126,737,375

	SHORT TERM INVESTMENTS - 5.43%
	Investment Company - 0.78%
1,050,494	SEI Daily Income Trust Treasury II Fund - Class B			1,050,494
	Total Investment Companies			1,050,494

	U.S. Treasury Obligations - 4.65%
	Public Finance, Taxation, And Monetary Policy - 4.65%
$3,241,000	5.100%, 01/04/2007			3,239,779
3,005,000	5.075%, 01/11/2007			3,001,522
	Total U.S. Treasury Obligations			6,241,301

	TOTAL SHORT TERM INVESTMENTS (Cost $7,291,795)			7,291,795

	Total Investments (Cost $115,362,845) - 99.85%			134,029,170

	Other Assets in Excess of Liabilities - 0.15%			206,469

	TOTAL NET ASSETS - 100.00%			$134,235,639

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Non-Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments		$115,362,845
	Gross unrealized appreciation		22,378,186
	Gross unrealized depreciation		(3,711,861)
	Net unrealized appreciation		$18,666,325

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Buffalo Jayhawk China Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares			Value
	COMMON STOCKS - 67.15%
	Consumer Discretionary - 14.51%
	Auto Components - 4.66%
3,285,000	Launch Tech Company Ltd. - Class H		$908,007

	Media - 5.40%
3,664,000	HC International, Inc. (a)		1,051,059

	Textiles, Apparel & Luxury Goods - 4.45%
6,368,000	Tack Fat Group International Ltd.		867,809
	Total Consumer Discretionary		2,826,875

	Consumer Staples - 6.63%
	Food Products - 6.63%
2,364,000	China Green Holdings Ltd.		1,291,670
	Total Consumer Staples		1,291,670

	Energy - 9.30%
	Oil & Gas - 9.30%
648,000	China Petroleum & Chemical Corp. - Class H		599,823
639,000	CNOOC Ltd. (a)		607,100
426,000	PetroChina Company Ltd.		603,541
	Total Energy		1,810,464

	Health Care - 10.05%
	Health Care Equipment & Supplies - 7.04%
3,224,000	Golden Meditech Company Ltd. (a)		1,371,950

	Pharmaceuticals - 3.01%
1,718,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H		585,308
	Total Health Care		1,957,258

	Industrials - 6.29%
	Transportation - 1.57%
1,130,000	China Shipping Container Lines Company Ltd. - Class H (a)		305,079

	Commercial Services & Supplies - 4.72%
5,504,000	Jolimark Holdings Ltd. (a)		919,893
	Total Industrials		1,224,972

	Information Technology - 3.52%
	Electronic Equipment & Instruments - 3.52%
3,230,000	Kwang Sung Electronics H.K.		685,175
	Total Information Technology		685,175

	Materials - 4.04%
	Metals & Mining - 4.04%
390,000	Jiangxi Copper Company Ltd. - Class H		396,604
484,000	Yanzhou Coal Mining Company Ltd. - Class H		390,769
	Total Materials		787,373

	Telecommunication Services - 4.74%
	Diversified Telecommunication Services - 1.65%
586,000	China Telecom Corp. Ltd. - Class H		320,939

	Wireless Telecommunication Services - 3.09%
34,000	China Mobile Ltd.		293,740
210,000	China Unicom Ltd.		307,780
			601,520
	Total Telecommunication Services		922,459

	Utilities - 8.07%
	Electric Utilities - 8.07%
568,000	Datang International Power Generation Company Ltd. - Class H		591,492
1,030,000	Huadian Power International Corp. Ltd. - Class H		405,204
644,000	Huaneng Power International, Inc. - Class H		575,421
	Total Utilities		1,572,117

	TOTAL COMMON STOCKS (Cost $12,504,250)		13,078,363

	SHORT TERM INVESTMENTS - 42.46%
	Investment Company - 42.46%
8,270,876	SEI Daily Income Trust Treasury II Fund - Class B		8,270,876
	Total Investment Companies		8,270,876

	TOTAL SHORT TERM INVESTMENTS (Cost $8,270,876)		8,270,876

	Total Investments (Cost $20,775,126) - 109.61%		21,349,239

	Liabilities in Excess of Other Assets - (9.61)%		(1,872,339)

	TOTAL NET ASSETS - 100.00%		$19,476,900

	Percentages are stated as a percent of net assets.

	(a) Non-Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$20,775,126
	Gross unrealized appreciation	650,828
	Gross unrealized depreciation	(76,715)
	Net unrealized appreciation	$574,113

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Funds

By (Signature and Title)  /s/ Kent W. Gasaway
                                                  Kent W. Gasaway, President and Treasurer

Date  2/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kent W. Gasaway
                                                    Kent W. Gasaway, President and Treasurer

Date  2/26/07

* Print the name and title of each signing officer under his or her signature.